LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Xi'an JiangyuanAndike Ltd
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	29.70%	29.70%
Equity Method Investments, Fair Value Disclosure	¥ 12,468	¥ 11,161
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan")
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	5.15%	5.15%
Equity Method Investments, Fair Value Disclosure	¥ 11,051	¥ 9,904
Zhejiang Marine Leasing Ltd
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	20.00%	20.00%
Equity Method Investments, Fair Value Disclosure	¥ 167,044	¥ 166,870
Guangdong Hengjian Proton Medical Industry Co. Ltd
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	14.20%	0.00%
Equity Method Investments, Fair Value Disclosure	¥ 86,493	¥ 0